UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	The Institute for Wealth Management, LLC.
       Address: 1775 Sherman St.
		Suite 2750
             	Denver, CO 80203


       Form 13F File Number: 028-14899

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Charles Nichols
       Title:	Chief Legal & Compliance Officer
       Phone:	(877) 572-3500

       Signature, Place, and Date of Signing:

                Chad Nichols         Denver, CO       11/7/2012
                [Signature]         [City, State]      [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number 		Name

          28-
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   40

       Form 13F Information Table Value Total:	   98,206
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-

          [Repeat as necessary.]

       Name Of Issuer         Title Of Class    CUSIP    Value   SHRS OR SH/ PUT/ Investment  Other   Sole Shared  None
                                                        (x$1000) PRN AMT PRN CALL Discretion Managers
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN     23130A102 1601     12727   SH       SOLE                0    0      12727
FLEXSHARES TR                MORNSTAR UPSTR   33939L407 4780     134231  SH       SOLE                0    0      134231
ISHARES INC                  MSCI BRIC INDX   464286657 1        30      SH       SOLE                0    0      30
ISHARES INC                  MSCI JAPAN       464286848 1634     178287  SH       SOLE                0    0      178287
ISHARES TR                   BARCLY USAGG B   464287226 339      3017    SH       SOLE                0    0      3017
ISHARES TR                   BARCLYS 1-3 YR   464287457 10654    126088  SH       SOLE                0    0      126088
ISHARES TR                   BARCLYS 7-10 YR  464287440 30       273     SH       SOLE                0    0      273
ISHARES TR                   BARCLYS SH TREA  464288679 317      2872    SH       SOLE                0    0      2872
ISHARES TR                   BARCLYS TIPS BD  464287176 2942     24164   SH       SOLE                0    0      24164
ISHARES TR                   CONS GOODS IDX   464287812 819      10996   SH       SOLE                0    0      10996
ISHARES TR                   DJ US FINL SEC   464287788 1621     27801   SH       SOLE                0    0      27801
ISHARES TR                   DJ US TECH SEC   464287721 3        39      SH       SOLE                0    0      39
ISHARES TR                   DJ US TELECOMM   464287713 1463     57302   SH       SOLE                0    0      57302
ISHARES TR                   FTSE CHINA25 IDX 464287184 1537     44413   SH       SOLE                0    0      44413
ISHARES TR                   HIGH YLD CORP    464288513 4623     50091   SH       SOLE                0    0      50091
ISHARES TR                   IBOXX INV CPBD   464287242 3962     32536   SH       SOLE                0    0      32536
ISHARES TR                   MSCI EAFE INDEX  464287465 148      2790    SH       SOLE                0    0      2790
ISHARES TR                   MSCI EMERG MKT   464287234 36       878     SH       SOLE                0    0      878
ISHARES TR                   RUSSELL 1000     464287622 7152     89980   SH       SOLE                0    0      89980
ISHARES TR                   RUSSELL 2000     464287655 2952     35373   SH       SOLE                0    0      35373
ISHARES TR                   RUSSELL MIDCAP   464287499 2892     26111   SH       SOLE                0    0      26111
ISHARES TR                   RUSSELL1000GRW   464287614 63       946     SH       SOLE                0    0      946
ISHARES TR                   RUSSELL1000VAL   464287598 75       1039    SH       SOLE                0    0      1039
MICROSOFT CORP               COM              594918104 3        103     SH       SOLE                0    0      103
PG&E CORP                    COM              69331C108 5        107     SH       SOLE                0    0      107
PIEDMONT OFFICE REALTY TR IN COM CL A         720190206 103      5964    SH       SOLE                0    0      5964
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105 19       672     SH       SOLE                0    0      672
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102 669      26378   SH       SOLE                0    0      26378
POWERSHARES ETF TRUST        GBL LSTD PVT EQT 73935X195 5        489     SH       SOLE                0    0      489
POWERSHARES GLOBAL ETF FD    S&P 500 BUYWRT   73936G308 11563    555413  SH       SOLE                0    0      555413
POWERSHARES GLOBAL ETF TRUST SOVEREIGN DEBT   73936T573 5569     181481  SH       SOLE                0    0      181481
PROSHARES TR II              SHT VIX ST TRM   74347W627 3256     24168   SH       SOLE                0    0      24168
PROSHARES TR II              ULT VIX S/T ETF  74347W411 1280     41401   SH       SOLE                0    0      41401
SELECT SECTOR SPDR TR        SBI CONS STPLS   81369Y308 3284     91668   SH       SOLE                0    0      91668
SELECT SECTOR SPDR TR        TECHNOLOGY       81369Y803 2320     75269   SH       SOLE                0    0      75269
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863 148      3771    SH       SOLE                0    0      3771
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871 1041     38086   SH       SOLE                0    0      38086
SPDR SERIES TRUST            BRCLYS INTL ETF  78464A516 11354    184356  SH       SOLE                0    0      184356
SPDR SERIES TRUST            DJ REIT ETF      78464A607 3847     53456   SH       SOLE                0    0      53456
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858 4096     98171   SH       SOLE                0    0      98171